Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	6,081,185	2,886,330	370,998
Provision of credit losses	(151,287)	(330,037)	(42,421)
Bad debt expenses	(49,161)	—	—
Total Accounts receivable	5,880,737	2,556,293	328,577

Schedule of Accounts Receivable

Accounts receivable consisted of the following as of September 30, 2025 and March 31,2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Accounts receivable	2,886,330	8,006,341	1,028,973
Provision of credit losses	(330,037)	(330,037)	(42,416)
Total Accounts receivable	2,556,293	7,676,304	986,557